Expense Example - Allspring Emerging Growth Fund	Apr. 30, 2025 USD ($)
(Allspring Emerging Growth Fund - Classes A, C) | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 692
Expense Example, with Redemption, 3 Years	958
Expense Example, with Redemption, 5 Years	1,264
Expense Example, with Redemption, 10 Years	2,128
(Allspring Emerging Growth Fund - Classes A, C) | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	300
Expense Example, with Redemption, 3 Years	638
Expense Example, with Redemption, 5 Years	1,120
Expense Example, with Redemption, 10 Years	2,453
(Allspring Emerging Growth Fund -Class R6) | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	275
Expense Example, with Redemption, 5 Years	506
Expense Example, with Redemption, 10 Years	1,168
(Allspring Emerging Growth Fund- Administrator Class) | Administrator Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	385
Expense Example, with Redemption, 5 Years	693
Expense Example, with Redemption, 10 Years	1,569
(Allspring Emerging Growth Fund- Institutional Class) | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	307
Expense Example, with Redemption, 5 Years	560
Expense Example, with Redemption, 10 Years	$ 1,284